Retirement and Share-based Compensation Plans (Employee Stock Ownership Plan) (Details)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
ESOP, requisite service period	6 months
ESOP, vesting percentage	100.00%
ESOP, vesting period	2 years